Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

       The components of income from continuing operations before provision for income taxes are as follows:

(In millions)	2011	2010	2009

U.S.	$812.1	$710.3	$505.2
Non-U.S.	320.7	377.4	348.6

	$1,132.8	$1,087.7	$853.8

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

       The components of the provision for income taxes of continuing operations are as follows:

(In millions)	2011	2010	2009

Current Income Tax Provision
Federal	$149.7	$226.0	$162.0
Non-U.S.	68.5	104.5	104.4
State	14.6	32.5	19.5

	232.8	363.0	285.9

Deferred Income Tax Provision (Benefit)
Federal	$(11.4)	$(169.1)	$(142.2)
Non-U.S.	(107.0)	(68.3)	(83.3)
State	(5.0)	(24.0)	(13.7)

	(123.4)	(261.4)	(239.2)

	$109.4	$101.6	$46.7

Schedule of Continuing and Discontinued Operations Income Tax Expense (Benefit) [Table Text Block]

       The income tax provision included in the accompanying statement of income is as follows:

(In millions)	2011	2010	2009

Continuing Operations	$109.4	$101.6	$46.7
Discontinued Operations	191.5	31.4	28.5

	$300.9	$133.0	$75.2

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

       The provision for income taxes in the accompanying statement of income differs from the provision calculated by applying the statutory federal income tax rate of 35% to income from continuing operations before provision for income taxes due to the following:

(In millions)	2011	2010	2009

Provision for Income Taxes at Statutory Rate	$396.5	$380.7	$298.8

Increases (Decreases) Resulting From:
Foreign rate differential	(279.6)	(156.0)	(147.2)
Impact of change in tax laws and apportionment on deferred taxes	11.7	(11.0)	(2.5)
Income tax credits	(24.8)	(79.5)	(100.3)
Manufacturing deduction	(27.0)	(31.5)	(15.8)
State income taxes, net of federal tax	0.3	2.8	(3.5)
Nondeductible expenses	17.5	5.8	4.5
Provision (reversal) of tax reserves, net	0.6	(6.4)	7.4
Tax return reassessments and settlements	3.0	(1.3)	(0.4)
Other, net	11.2	(2.0)	5.7

	$109.4	$101.6	$46.7

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

       Net deferred tax asset (liability) in the accompanying balance sheet consists of the following:

(In millions)	2011	2010

Deferred Tax Asset (Liability)
Depreciation and amortization	$(2,778.3)	$(2,116.2)
Net operating loss and credit carryforwards	497.4	487.3
Reserves and accruals	132.0	119.7
Accrued compensation	206.4	169.0
Inventory basis difference	38.1	44.9
Available-for-sale investments	4.5	5.4
Non U.S. earnings expected to be repatriated	1.6	6.4
Other capitalized costs	45.1	62.1
Other, net	68.7	55.9

	(1,784.5)	(1,165.5)
Less: Valuation allowance	141.9	156.1

	$(1,926.4)	$(1,321.6)

Summary of Income Tax Contingencies [Table Text Block]

       A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

(In millions)	2011	2010	2009

Balance at beginning of year	$62.1	$76.2	$70.4
Additions for tax positions of current year	43.2	1.3	11.3
Additions for tax positions of prior years	18.6	2.9	—
Reductions for tax positions of prior years	(2.1)	—	—
Closure of tax years	—	(7.8)	(4.6)
Settlements	(1.5)	(10.5)	(0.9)

	$120.3	$62.1	$76.2